Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 4,954	$ 4,454
Accrued expenses	3,954	4,529
Accrued vacation, salaries and wages	4,790	5,006
Interest payable	1,199	632
Taxes payable	1,556	1,561
Total accounts payable and accrued liabilities	16,453	16,182
Advance billings and customer deposits	2,829	3,554
Dividends payable	1,539	1,494
Other	2,296	1,357
Total other current liabilities	$ 6,664	$ 6,405